Exhibit 99.1

World Omni Auto Receivables Trust 2025-B

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	674,065,940.11	30,613
Yield Supplement Overcollateralization Amount 06/30/26	31,431,664.44	0
Receivables Balance 06/30/26	705,497,604.55	30,613
Principal Payments	30,609,056.93	1,784
Defaulted Receivables	1,568,151.60	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	29,566,980.43	0
Pool Balance at 07/31/26	643,753,415.59	28,763

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.53%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	10,304,734.09	421
Past Due 61-90 days	4,070,321.99	138
Past Due 91-120 days	1,010,415.71	30
Past Due 121+ days	0.00	0
Total	15,385,471.79	589

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	1,156,920.02
Aggregate Net Losses/(Gains) - July 2026	411,231.58
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.70%
Prior Net Losses/(Gains) Ratio	0.82%
Second Prior Net Losses/(Gains) Ratio	0.88%
Third Prior Net Losses/(Gains) Ratio	0.54%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	6,064,557.92
Actual Overcollateralization	6,064,557.92
Weighted Average Contract Rate	6.64%
Weighted Average Contract Rate, Yield Adjusted	9.10%
Weighted Average Remaining Term	49.50

Flow of Funds	$ Amount
Collections	35,666,453.59
Investment Earnings on Cash Accounts	16,565.55
Servicing Fee	(587,914.67)
Transfer to Collection Account	-
Available Funds	35,095,104.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,241,576.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	6,045,931.06
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,064,557.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,543,038.89

Total Distributions of Available Funds	35,095,104.47

Servicing Fee	587,914.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	667,999,346.65
Principal Paid	30,310,488.98
Note Balance @ 08/17/26	637,688,857.67

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	66,371,706.53
Principal Paid	16,343,891.12
Note Balance @ 08/17/26	50,027,815.41
Note Factor @ 08/17/26	22.7399161%

Class A-2b
Note Balance @ 07/15/26	56,717,640.12
Principal Paid	13,966,597.86
Note Balance @ 08/17/26	42,751,042.26
Note Factor @ 08/17/26	22.7399161%

Class A-3
Note Balance @ 07/15/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	408,000,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-4
Note Balance @ 07/15/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	82,330,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	36,380,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	18,200,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,241,576.60
Total Principal Paid	30,310,488.98
Total Paid	32,552,065.58

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	242,256.73
Principal Paid	16,343,891.12
Total Paid to A-2a Holders	16,586,147.85

Class A-2b
SOFR Rate	3.62539%
Coupon	4.09539%
Interest Paid	212,924.12
Principal Paid	13,966,597.86
Total Paid to A-2b Holders	14,179,521.98

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8480980
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9898912
Total Distribution Amount	26.8379892

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1011670
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	74.2904142
Total A-2a Distribution Amount	75.3915812

A-2b Interest Distribution Amount	1.1325751
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	74.2904141
Total A-2b Distribution Amount	75.4229892

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	199.47
Noteholders' Third Priority Principal Distributable Amount	600.45
Noteholders' Principal Distributable Amount	200.08

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,032,278.96
Investment Earnings	9,178.65
Investment Earnings Paid	(9,178.65)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96